Supplementary balance sheet detail (Schedule Of Amounts Recognized In Balance Sheet) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Balance Sheet Related Disclosures [Abstract]
Raw materials and supplies	$ 73,349	$ 39,434	$ 54,469
Work in process	109,091	85,852	52,379
Finished goods	68,888	48,865	49,263
Total	251,328	174,151	156,111
Prepaid expenses		9,505	6,096
Value added tax and other indirect taxes receivable		18,627	12,984
Spare parts inventory		11,010
Other current assets		5,730	2,585
Prepaid expenses and other current assets	54,304	44,872	21,665
Land and improvements		46,599	43,737
Buildings		59,608	55,440
Machinery and equipment and other		495,069	460,892
Construction in progress		41,375	25,635
Property, Plant and Equipment, Gross, Total	667,664	642,651	585,704
Payrolls (including incentive programs)		14,196	4,802
Employee benefits		4,684	11,439
Customer prepayments		20,784
Other		13,562	14,278
Other accrued liabilities		53,226	30,519
Postretirement benefits		20,508	19,002
Pension and related benefits		36,116	45,876
Other		12,283	17,270
Other Liabilities, Noncurrent, Total	$ 71,006	$ 68,907	$ 82,148